Interim Financial Data (Unaudited) (Restated) (Tables) - As Restated [Member]	12 Months Ended
Dec. 31, 2023
Interim Financial Data (Unaudited) (Restated) [Line Items]
Schedule of Parent Company Balance Sheet	PARENT COMPANY BALANCE SHEETS
	As of December 31,
	2023	2022
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$347,731	$285,916
Restricted cash	-	700,094
Due from related parties	105,872	5,168
Short-term investment	-	3,336,256
Advance to suppliers	-	7,694
Prepaid expenses and other current assets	2,577,085	2,994,975
TOTAL CURRENT ASSETS	3,030,688	7,330,103

NON-CURRENT ASSETS
Investment in subsidiaries and VIE	6,710,750	24,481,840
TOTAL NON-CURRENT ASSETS	6,710,750	24,481,840

TOTAL ASSETS	9,741,438	31,811,943

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	31,824	15,550
TOTAL CURRENT LIABILITIES	31,824	15,550

TOTAL LIABILITES	31,824	15,550

EQUITY
Class A ordinary shares* (3,500,000,000 shares authorized; $0.0001 par value, 19,574,078 and 18,794,278 shares issued and outstanding as of December 31, 2023 and 2022, respectively)	1,957	1,879
Class B ordinary shares* (1,500,000,000 shares authorized; $0.0001 par value, 6,567,272 shares issued and outstanding as of December 31, 2023 and 2022)	657	657
Additional paid-in capital	36,842,425	34,696,702
Statutory reserves	2,477,940	2,477,940
Accumulated deficits	(29,613,365)	(5,380,785)
TOTAL EQUITY	9,709,614	31,796,393

TOTAL LIABILITIES AND EQUITY	$9,741,438	$31,811,943
*	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).

Schedule of Parent Compnay Statements of Operations and Comprehensive Loss	PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
	For the years ended December 31,
	2023	2022	2021

REVENUES, NET	$-	$-	$-

COSTS OF REVENUES	184,617	8,188	-

GROSS LOSS	(184,617)	(8,188)	-

OPERATING EXPENSES	6,339,405	3,578,664	1,010,536

LOSS FROM OPERATIONS	(6,524,022)	(3,586,852)	(1,010,536)

OTHER EXPENSES	(87,468)	(2,403,412)	(1,904,135)

LOSS BEFORE EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(6,611,490)	(5,990,264)	(2,914,671)

Equity in loss of subsidiaries and VIE	(17,621,090)	(16,646,358)	(5,488,589)

NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(24,232,580)	(22,636,622)	(8,403,260)
Foreign currency translation adjustment	-	-	-
COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$(24,232,580)	$(22,636,622)	$(8,403,260)

Schedule of Parent Compnay Statements of Cash Flows	PARENT COMPANY STATEMENTS OF CASH FLOWS
	For the years ended December 31,
	2023	2022	2021

Net cash used in operating activities	$(1,516,279)	$(808,226)	$(1,015,145)

Net cash provided by (used in) investing activities	878,000	-	(25,825,000)

Net cash provided by financing activities	-	310,000	28,249,093

(Decrease) increase in cash and cash equivalents	(638,279)	(498,226)	1,408,948

Cash, cash equivalents and restricted cash, beginning of year	986,010	1,484,236	75,288
Cash, cash equivalents and restricted cash, end of year	$347,731	$986,010	$1,484,236

Cash, cash equivalents and restricted cash, end of year	347,731	986,010	1,484,236
Less: restricted cash	-	700,094	700,060
Cash and cash equivalents, end of year	347,731	285,916	784,176